Stock Options - Summary of Company's stock Options Activity (Details)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Outstanding at the beginning of the period | shares	380,000
Exercised | shares	(207,500)
Outstanding at the end of the period | shares	172,500
Vested and expected to vest at the end of the period | shares	172,500
Exercisable at the end of the period | shares	172,500
Outstanding at the beginning of the period | $ / shares	$ 4.98
Exercised | $ / shares	4.98
Outstanding at the end of the period | $ / shares	4.98
Vested and expected to vest at the end of the period | $ / shares	4.98
Exercisable at the end of the period | $ / shares	$ 4.98
Outstanding at the beginning of the period | $	$ 566,200
Exercised | $	(309,175)
Outstanding at the end of the period | $	257,025
Vested and expected to vest at the end of the period | $	257,025
Exercisable at the end of the period | $	$ 257,025